Property, Plant and Equipment - Summary of Changes in Property, Plant and Equipment (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 102,991,484
Ending balance	101,863,737	$ 102,991,484
Real property [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	83,977,490
Ending balance	83,871,396	83,977,490
Furniture and facilities [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	6,534,178
Ending balance	7,288,621	6,534,178
Machinery and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	5,671,485
Ending balance	6,132,038	5,671,485
Vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	468,597
Ending balance	593,555	468,597
Work in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	3,089,819
Ending balance	1,296,418	3,089,819
Right of use real property [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	3,249,004
Ending balance	2,681,209	3,249,004
Other [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	911
Ending balance	500	911
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	137,607,897	128,507,621
Increases	7,135,029	8,023,270
Decreases	402,109	444,042
Transfers	(600,132)	1,532,152
Exchange differences	3,373	(11,104)
Ending balance		137,607,897
Cost [member] | Real property [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 93,362,070	$ 89,603,312
Total life estimated in years	50 years	50 years
Increases	$ 595,519	$ 581,468
Decreases	122,169	170,251
Transfers	1,368,237	3,347,541
Ending balance		93,362,070
Cost [member] | Furniture and facilities [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 12,879,168	$ 11,676,005
Total life estimated in years	10 years	10 years
Increases	$ 413,627	$ 378,954
Decreases	1,654	3,915
Transfers	1,491,837	828,386
Exchange differences	(181)	(262)
Ending balance		12,879,168
Cost [member] | Machinery and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 18,318,136	$ 16,148,014
Total life estimated in years	5 years	5 years
Increases	$ 2,098,953	$ 1,244,554
Decreases	5,590	59,966
Transfers	1,052,134	987,034
Exchange differences	(179)	(1,500)
Ending balance		18,318,136
Cost [member] | Vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 2,602,997	$ 2,508,068
Total life estimated in years	5 years	5 years
Increases	$ 449,948	$ 250,176
Decreases	176,501	161,513
Transfers	(9,208)	6,266
Exchange differences	7,739
Ending balance		2,602,997
Cost [member] | Work in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	3,089,819	2,465,445
Increases	2,709,731	4,292,728
Transfers	(4,503,132)	(3,668,354)
Ending balance		3,089,819
Cost [member] | Right of use real property [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 7,353,968	$ 6,104,186
Total life estimated in years	5 years	5 years
Increases	$ 867,251	$ 1,274,776
Decreases	96,195	47,589
Transfers		31,279
Exchange differences	(3,095)	(8,684)
Ending balance		7,353,968
Cost [member] | Other [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 1,739	$ 2,591
Total life estimated in years	3 days	3 days
Increases		$ 614
Decreases		808
Exchange differences	$ (911)	(658)
Ending balance		1,739
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	34,616,413	27,453,150
Decreases	201,938	215,848
Depreciation	7,548,504	7,191,230
Transfers	(80,757)	192,065
Exchange differences	(1,901)	(4,184)
Ending balance	41,880,321	34,616,413
Accumulated depreciation and amortisation [member] | Real property [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	9,384,580	7,337,992
Decreases	20,995	21,520
Depreciation	2,047,203	1,876,704
Transfers	(78,527)	191,404
Ending balance	11,332,261	9,384,580
Accumulated depreciation and amortisation [member] | Furniture and facilities [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	6,344,990	5,253,668
Decreases	549	2,039
Depreciation	1,149,876	1,093,318
Transfers	4	261
Exchange differences	(145)	(218)
Ending balance	7,494,176	6,344,990
Accumulated depreciation and amortisation [member] | Machinery and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	12,646,651	10,158,717
Decreases	5,358	9,007
Depreciation	2,692,115	2,499,296
Transfers	(1,535)	(1,371)
Exchange differences	(457)	(984)
Ending balance	15,331,416	12,646,651
Accumulated depreciation and amortisation [member] | Vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,134,400	2,052,788
Decreases	115,344	142,235
Depreciation	263,049	223,499
Transfers	(699)	348
Exchange differences	14
Ending balance	2,281,420	2,134,400
Accumulated depreciation and amortisation [member] | Right of use real property [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	4,104,964	2,648,786
Decreases	59,692	40,239
Depreciation	1,395,703	1,497,622
Transfers		1,423
Exchange differences	(255)	(2,628)
Ending balance	5,440,720	4,104,964
Accumulated depreciation and amortisation [member] | Other [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	828	1,199
Decreases		808
Depreciation	558	791
Exchange differences	(1,058)	(354)
Ending balance	$ 328	$ 828